Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Consolidated Statements of Comprehensive Income, Parent Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income	$ 7,750,978	$ 8,673,210	$ 8,372,697
Gains (Losses) on Securities Arising During the Year	(608,355)	(505,367)	610,689
Tax Effect	(206,841)	(171,825)	207,634
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(401,514)	(587,789)	410,623
Comprehensive Income	7,349,464	8,085,421	8,783,320
Parent Company [Member]
Net Income	7,750,978	8,673,210	8,372,697
Gains (Losses) on Securities Arising During the Year	(608,355)	(505,367)	610,689
Tax Effect	206,841	171,825	(207,634)
Realized (Gains) Losses on Sale of AFS Securities		(385,223)	11,466
Tax Effect		130,976	(3,898)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(401,514)	(587,789)	410,623
Comprehensive Income	$ 7,349,464	$ 8,085,421	$ 8,783,320